Losses per Share	12 Months Ended
Dec. 31, 2015
Losses per Share [Abstract]
Losses per Share:
19. Losses per share:

The Company calculates basic and diluted losses per share as follows:

	For the years ended December 31,
	2013			2014				2015
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income/(loss) attributable to DryShips Inc.	$(223,093)	-	$-	$(47,512)	-	$-	$(2,847,061)	-	$-
-Less: Non-vested common stock dividends declared and undistributed earnings	(56)	-	-	(697)	-	-	(570)	-	-
Basic EPS
Income/(loss) available to common stockholders	$(223,149)	15,362,532	$(14.53)	$(48,209)	18,241,265	$(2.64)	$(2,847,631)	26,598,361	$(107.06)
Dilutive effect of securities
Diluted EPS
Income/(loss) available to common stockholders	$(223,149)	15,362,532	$(14.53)	$(48,209)	18,241,265	$(2.64)	$(2,847,631)	26,598,361	$(107.06)

For the years ended December 31, 2013, 2014 and 2015 and given that the Company incurred losses, the effect of including any potential common shares in the denominator of diluted per-share computations would have been anti-dilutive and therefore, basic and diluted losses per share are the same.